Business Combinations - Schedule of Allocation of Purchase Consideration (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Feb. 28, 2019	Dec. 31, 2018	Apr. 30, 2018	Dec. 31, 2017	Aug. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 35,794		$ 15,709		$ 2,486
Diabeto [Member]
Business Acquisition [Line Items]
Cash and cash equivalents						$ 1
Property and equipment						3
Acquired intangible assets						178
Liabilities assumed						69
Goodwill						2,486
Total purchase consideration						$ 2,599
Retrofit
Business Acquisition [Line Items]
Cash and cash equivalents				$ 87
Accounts receivable				409
Inventories				56
Prepaid expenses and other current assets				124
Property and equipment				52
Acquired intangible assets				5,580
Total assets acquired				6,308
Accounts payable				366
Accrued expenses and other liabilities				394
Deferred revenue				212
Liabilities assumed				972
Goodwill				13,223
Total purchase consideration				$ 18,559
myStrength
Business Acquisition [Line Items]
Cash and cash equivalents		$ 2,643
Accounts receivable		1,337
Other current assets		140
Property and equipment		114
Acquired intangible assets		13,900
Other assets		34
Total assets acquired		18,168
Accounts payable		173
Accrued expenses and other liabilities		1,787
Deferred revenue		1,400
Deferred tax liability, net		1,396
Liabilities assumed		4,756
Goodwill		20,085
Total purchase consideration		$ 33,497